Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses and the Recorded Investment of Loans Based On Impairment Method - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 2,164	$ 3,412
Collectively evaluated for impairment	4,484	4,922
Total ending allowance balance	6,648	8,334	$ 6,155	$ 6,905
Loans:
Loans individually evaluated for impairment	17,228	20,169
Loans collectively evaluated for impairment	568,524	574,599
Total ending loans balance	585,752	594,768
Residential Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	1,087	1,426
Total ending allowance balance	1,087	1,426	1,169	1,329
Loans:
Loans individually evaluated for impairment	1,001	1,415
Loans collectively evaluated for impairment	222,874	222,213
Total ending loans balance	223,875	223,628
Commercial Real Estate Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	311	2,506
Collectively evaluated for impairment	1,648	1,689
Total ending allowance balance	1,959	4,195	2,914	3,946
Loans:
Loans individually evaluated for impairment	7,318	11,711
Loans collectively evaluated for impairment	161,994	165,901
Total ending loans balance	169,312	177,612
Commercial Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	1,850	900
Collectively evaluated for impairment	739	702
Total ending allowance balance	2,589	1,602	1,279	783
Loans:
Loans individually evaluated for impairment	8,691	6,824
Loans collectively evaluated for impairment	73,245	77,174
Total ending loans balance	81,936	83,998
Consumer Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	3	6
Collectively evaluated for impairment	1,010	1,105
Total ending allowance balance	1,013	1,111	$ 793	$ 847
Loans:
Loans individually evaluated for impairment	218	219
Loans collectively evaluated for impairment	110,411	109,311
Total ending loans balance	$ 110,629	$ 109,530